Interest expense - Cash and Payment-In-Kind Interest (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Cash and payment-in-kind interest	$ 0	$ (95)	$ (25)	$ (256)
Pre-filing senior credit facilities
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	0	(25)	(229)
Pre-filing debt of consolidated variable interest entities
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	0	0	(27)
Post-emergence first lien senior secured
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	(14)	0	0
Post-emergence second lien senior secured
Debt Instrument [Line Items]
Cash and payment-in-kind interest	0	(78)	0	0
Post-emergence unsecured senior convertible bond
Debt Instrument [Line Items]
Cash and payment-in-kind interest	$ 0	$ (3)	$ 0	$ 0